Consolidated Statements of Operations (Parentheticals) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	May 27, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Excess debt discount expensed as interest	$ 2,255,074				$ 2,255,074